December 27, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Calamos Investment Trust (the “Trust”) (File Nos. 33-19228 and 811-05443)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today by electronic submission via EDGAR under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 151, and under the Investment Company Act of 1940, as amended, Amendment No. 153, to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

The Amendment is being filed in connection with the changes to the Principal Investment Strategies for Calamos Global Equity Fund, Calamos Global Opportunities Fund, and Calamos Short-Term Bond Fund.

The Trust expects to file an amendment pursuant to Rule 485(b) under the 1933 Act on or prior to the effective date of this Amendment in order to include updated financial information.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-1105 or via email at sschoenberger@calamos.com.

Sincerely

CALAMOS ADVISORS LLC

/s/ Susan L. Schoenberger

By:	Susan L. Schoenberger
Vice President, Associate Counsel

cc:	John P. Calamos, Sr.
Erik D. Ojala, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP
Kathleen Nichols, Esq., Ropes & Gray LLP
Teddy Dunn, Esq., Ropes & Gray LLP
Daniel Koningisor, Esq., Ropes & Gray LLP
J. Christopher Jackson, Esq.